Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2001

Dear Shareholder:
For many investors, the six-month period ended September 30, 2001, was a very difficult time to be in the world markets. Overly optimistic earnings estimates for many companies were dramatically reduced. Evidence of a slowdown in the U.S. economy continued to emerge despite aggressive actions by the Federal Reserve Board to lower interest rates. The economic slowdown, combined with a corporate-profits recession, resulted in a halt to capital spending, which created a particularly unfavorable environment for U.S. growth-oriented stocks. However, stocks within the value-oriented areas of the market, such as finance, utilities and energy, benefited from the rotation out of growth stocks.

Large negative returns in many sectors and world markets also occurred as investors became increasingly concerned with a rapidly decelerating global economy and its effect on corporate profits as well as the impact of the terrorist attacks in New York and Washington, D.C.

Performance
For the six-month period ended September 30, 2001, Morgan Stanley Global Dividend Growth Securities' Class B shares posted a total return of -9.66 percent, compared to -12.12 percent for the Morgan Stanley Capital International
(MSCI) World Index.* For the same period, the Fund's Class A, C and D shares posted total returns of -9.19 percent, -9.61 percent and -9.13 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

United States
Whether or not the U.S. economy will tip into recession remains to be seen. Consumer confidence in the United States has already been damaged, as evidenced by dramatically decreased consumption. Corporate profits are also under great pressure, with the combination of slower demand, excess inventories and higher production costs hurting margins. Historically, stocks have tended to bottom out three to six months before economic and profit growth. If this holds true again, it is likely that investors may soon be looking to hold high-quality cyclical stocks that are highly sensitive to the economic cycle. The Fund is overweighted in

---------------------
* The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2001 CONTINUED

these sectors in anticipation of that outcome. We are currently targeting 33 percent of the Fund's net assets toward U.S. equities, unchanged from six months ago.

Japan and the Pacific Rim
Despite the Japanese economy having been mired in a decade-long recession, we believe that there are many truly great global companies domiciled there. Our stock selection framework emphasizes large and well-established global companies that are leaders in their industries. Often, investors will overlook investment opportunities in a country whose domestic economy is suffering. This, we believe, is the case among some of Japan's exporters. Many of these companies are acting more like U.S. or European companies than traditional Japanese companies in that they are restructuring, buying back their own stock, issuing stock to employees as an incentive and focusing on creating value for shareholders. Although the picture of Japan's political and macroeconomic situation remains bleak, we have found many compelling investment candidates in the market. Japan does not necessarily need to resolve its economic problems for these companies to thrive in their global businesses. We are currently targeting 10 percent of the Fund's net assets toward Japan.

Outside Japan, the Fund is exposed to two smaller developed Asian markets: Hong Kong and Singapore. Together, Hong Kong and Singapore represent only 4 percent of the Fund's net assets, and our holdings there consist of several large, well-established companies in the region. When the global economy recovers, we believe that these markets could perform very well.

Europe
We believe that, over the medium to long term, Europe's currencies should strengthen against the U.S. dollar, which would enhance the Fund's returns. Inflation and interest-rate differentials between Europe and the United States have narrowed significantly, further supporting the euro. The Fund remains overweighted in Europe, targeting 34 percent and 11 percent of its assets toward continental Europe and the United Kingdom, respectively. Within Europe, the Fund is most exposed to financials, telecommunications services, consumer staples and chemicals.

Australia and Canada
We remain exposed to the resource-oriented markets of Australia and Canada, currently targeting 4 percent and 3 percent of the Fund's assets to those two markets, respectively. We believe that valuations among high-quality stocks in those countries are reasonable and that both markets could benefit from a cyclical

Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2001 CONTINUED

upturn in global economic growth. Overall, these markets offer the prospect of greater returns and reduced portfolio risk.

Looking Ahead
While we believe that the events and aftermath of September 11 may tip the U.S. economy into a recession with ripple effects around the globe, we remain optimistic about the long-term prospects for the stocks of well-established large-capitalization companies around the world. In the months ahead we will continue to monitor any developments that would necessitate a change to the Fund's country allocations and portfolio holdings.

We appreciate your ongoing support of Morgan Stanley Global Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Global Dividend Growth Securities
FUND PERFORMANCE / / SEPTEMBER 30, 2001

                                        AVERAGE ANNUAL TOTAL RETURNS
   -------------------------------------------------------------------------------------------------------
                    CLASS A SHARES*                                     CLASS B SHARES**
   --------------------------------------------------  ---------------------------------------------------
   PERIOD ENDED 9/30/01                                PERIOD ENDED 9/30/01
   -------------------------                           -------------------------
   1 Year                      (9.33)%(1)  (14.09)%(2) 1 Year                      (10.06)%(1)  (14.52)%(2)
   Since Inception (7/28/97)    0.03%(1)    (1.25)%(2) 5 Years                       4.00%(1)     3.74%(2)
                                                       Since Inception (6/30/93)     7.51%(1)     7.51%(2)

                     CLASS C SHARES+                                    CLASS D SHARES++
   ---------------------------------------------------  -------------------------------------------------
   PERIOD ENDED 9/30/01                                 PERIOD ENDED 9/30/01
   -------------------------                            -------------------------
   1 Year                      (10.00)%(1)  (10.89)%(2) 1 Year                      (9.09)%(1)
   Since Inception (7/28/97)    (0.70)%(1)   (0.70)%(2) Since Inception (7/28/97)    0.26%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 (UNAUDITED)

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Common Stocks and Warrants (95.7%)
            Australia (3.3%)
            CONTAINERS/PACKAGING
 5,025,000  Amcor Ltd...............................  $   15,402,429
                                                      --------------
            MAJOR BANKS
 1,875,000  Australia & New Zealand Banking Group
             Ltd....................................      14,741,550
 1,050,000  Commonwealth Bank of Australia..........      13,483,260
                                                      --------------
                                                          28,224,810
                                                      --------------
            OIL & GAS PRODUCTION
 4,400,000  Santos Ltd..............................      12,815,616
                                                      --------------
            Total Australia.........................      56,442,855
                                                      --------------
            Belgium (0.9%)
            FINANCIAL CONGLOMERATES
   625,000  Fortis (B Shares).......................      15,268,605
                                                      --------------
            Canada (2.7%)
            ALUMINUM
   325,000  Alcan Inc...............................       9,764,620
                                                      --------------
            FINANCIAL CONGLOMERATES
   750,000  Brascan Corp. (Class A).................      12,469,112
                                                      --------------
            MAJOR BANKS
   425,000  Toronto-Dominion Bank...................      10,456,029
                                                      --------------
            OIL & GAS PIPELINES
   470,000  Enbridge Inc............................      12,670,912
                                                      --------------
            Total Canada............................      45,360,673
                                                      --------------
            Finland (1.2%)
            INFORMATION TECHNOLOGY SERVICES
   550,000  Tietoenator Oyj ABP.....................      10,387,657
                                                      --------------
            TELECOMMUNICATION EQUIPMENT
   600,000  Nokia Oyj...............................       9,802,854
                                                      --------------
            Total Finland...........................      20,190,511
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            France (6.3%)
            AUTOMOTIVE AFTERMARKET
   425,000  Compagnie Generale des Etablissements
             Michelin (B Shares)....................  $   11,198,873
                                                      --------------
            CONSTRUCTION MATERIALS
   185,000  Lafarge S.A.............................      15,062,217
                                                      --------------
            CONTAINERS/PACKAGING
   110,000  Compagnie de Saint-Gobain...............      15,118,422
                                                      --------------
            MAJOR BANKS
   180,000  BNP Paribas S.A.........................      14,712,473
   260,000  Societe Generale (A Shares).............      12,968,530
                                                      --------------
                                                          27,681,003
                                                      --------------
            MISCELLANEOUS MANUFACTURING
   425,000  Compagnie Generale d'Industrie et de
             Participations.........................      11,059,613
   365,000  Compagnie Generale d'Industrie et de
             Participations (Warrants)*.............          76,411
                                                      --------------
                                                          11,136,024
                                                      --------------
            MULTI-LINE INSURANCE
   265,000  Assurances Generales de France..........      12,132,511
                                                      --------------
            OIL REFINING/MARKETING
   110,000  TotalFinaElf S.A........................      14,767,995
                                                      --------------
            Total France............................     107,097,045
                                                      --------------
            Germany (5.0%)
            APPAREL/FOOTWEAR
   240,900  Adidas-Salomon AG.......................      12,344,742
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            CHEMICALS: MAJOR DIVERSIFIED
   400,000  BASF AG.................................  $   14,053,488
   350,000  Bayer AG................................       9,907,527
                                                      --------------
                                                          23,961,015
                                                      --------------
            INDUSTRIAL CONGLOMERATES
   300,000  E. ON AG................................      15,400,584
   600,000  MAN AG..................................      10,157,832
   295,000  Siemens AG (Registered Shares)..........      11,116,273
                                                      --------------
                                                          36,674,689
                                                      --------------
            MOTOR VEHICLES
   390,000  DaimlerChrysler AG (Registered
             Shares)................................      11,572,283
                                                      --------------
            Total Germany...........................      84,552,729
                                                      --------------
            Hong Kong (1.9%)
            ELECTRIC UTILITIES
 3,250,000  CLP Holdings Ltd........................      12,500,321
                                                      --------------
            REAL ESTATE DEVELOPMENT
 1,300,000  Cheung Kong (Holdings) Ltd..............      10,041,924
 1,450,000  Sun Hung Kai Properties Ltd.............       9,220,749
                                                      --------------
                                                          19,262,673
                                                      --------------
            Total Hong Kong.........................      31,762,994
                                                      --------------
            Ireland (0.8%)
            MAJOR BANKS
 1,500,000  Allied Irish Banks PLC..................      13,516,470
                                                      --------------
            Italy (3.0%)
            MAJOR BANKS
 1,150,000  San Paolo - IMI SpA.....................      12,058,329
 3,500,000  Unicredito Italiano SpA.................      13,348,083
                                                      --------------
                                                          25,406,412
                                                      --------------
            MAJOR TELECOMMUNICATIONS
 2,800,000  Telecom Italia SpA......................      11,876,290
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            WIRELESS COMMUNICATIONS
 3,500,000  Telecom Italia Mobile SpA...............  $   13,029,513
                                                      --------------
            Total Italy.............................      50,312,215
                                                      --------------
            Japan (9.6%)
            BEVERAGES: ALCOHOLIC
 1,500,000  Kirin Brewery Co., Ltd..................      11,421,638
                                                      --------------
            DEPARTMENT STORES
   850,000  Marui Co., Ltd..........................      11,607,397
                                                      --------------
            ELECTRICAL PRODUCTS
 1,100,000  Matsushita Electric Works, Ltd..........       8,826,876
                                                      --------------
            ELECTRONIC COMPONENTS
   200,000  TDK Corp................................       8,367,501
                                                      --------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
   155,000  Kyocera Corp............................      10,090,369
   650,000  Matsushita Electric Industrial Co.,
             Ltd....................................       7,940,758
   850,000  NEC Corp................................       6,920,341
                                                      --------------
                                                          24,951,468
                                                      --------------
            ELECTRONICS/APPLIANCES
   975,000  Sharp Corp..............................       8,729,395
   200,000  Sony Corp...............................       7,346,666
                                                      --------------
                                                          16,076,061
                                                      --------------
            FINANCE/RENTAL/LEASING
   140,000  Acom Co., Ltd...........................      12,311,940
                                                      --------------
            MOTOR VEHICLES
   280,000  Honda Motor Co., Ltd....................       9,067,024
   375,000  Toyota Motor Corp.......................       9,601,707
                                                      --------------
                                                          18,668,731
                                                      --------------
            PHARMACEUTICALS: MAJOR
   240,000  Takeda Chemical Industries, Ltd.........      11,045,101
                                                      --------------
            PHARMACEUTICALS: OTHER
   525,000  Taisho Pharmaceutical Co., Ltd..........       8,829,805
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            RECREATIONAL PRODUCTS
    70,000  Nintendo Co., Ltd.......................  $   10,021,756
                                                      --------------
            TOBACCO
     1,714  Japan Tobacco, Inc......................      12,420,082
                                                      --------------
            WIRELESS COMMUNICATIONS
       650  NTT DoCoMo, Inc.........................       8,756,589
                                                      --------------
            Total Japan.............................     163,304,945
                                                      --------------
            Netherlands (3.9%)
            CHEMICALS: SPECIALTY
   450,000  DSM NV..................................      13,455,031
                                                      --------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
   550,000  Koninklijke (Royal) Philips Electronics
             NV.....................................      10,662,993
                                                      --------------
            FINANCIAL CONGLOMERATES
   500,000  ING Groep NV............................      13,393,593
                                                      --------------
            FINANCIAL PUBLISHING/ SERVICES
   615,000  Wolters Kluwer NV.......................      13,624,875
                                                      --------------
            FOOD: MAJOR DIVERSIFIED
   270,000  Unilever NV.............................      14,597,788
                                                      --------------
            Total Netherlands.......................      65,734,280
                                                      --------------
            Singapore (0.8%)
            AIRLINES
 1,500,000  Singapore Airlines Ltd..................       6,791,171
                                                      --------------
            MAJOR BANKS
 1,300,000  DBS Group Holdings Ltd..................       7,099,604
                                                      --------------
            Total Singapore.........................      13,890,775
                                                      --------------
            Spain (2.4%)
            ELECTRIC UTILITIES
 1,100,000  Iberdrola S.A...........................      14,968,239
                                                      --------------
            MAJOR BANKS
 1,550,000  Banco Santander Central Hispano, S.A....      11,879,020
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            OIL REFINING/MARKETING
   900,000  Repsol-YPF, S.A.........................  $   12,943,044
                                                      --------------
            Total Spain.............................      39,790,303
                                                      --------------
            Sweden (2.5%)
            ELECTRONICS/APPLIANCES
 1,000,000  Electrolux AB (Series B)................      10,391,799
                                                      --------------
            ENGINEERING & CONSTRUCTION
 1,500,000  Skanska AB (B Shares)...................       9,759,865
                                                      --------------
            INDUSTRIAL MACHINERY
   635,000  Sandvik AB (B Shares)...................      11,473,576
                                                      --------------
            REGIONAL BANKS
 2,150,000  Nordea AB...............................      10,466,695
                                                      --------------
            Total Sweden............................      42,091,935
                                                      --------------
            Switzerland (6.7%)
            CHEMICALS: AGRICULTURAL
    16,000  Syngenta AG (ADR)*......................         806,615
                                                      --------------
            FINANCIAL CONGLOMERATES
   435,000  UBS AG (Registered Shares)..............      20,292,484
                                                      --------------
            FOOD: MAJOR DIVERSIFIED
    92,000  Nestle S.A. (Registered Shares).........      19,585,339
                                                      --------------
            MAJOR TELECOMMUNICATIONS
    65,000  Swisscom AG (Registered Shares).........      18,289,522
                                                      --------------
            OTHER CONSUMER SPECIALTIES
     8,500  Compagnie Financiere Richemont AG
             (Series A).............................      16,002,407
                                                      --------------
            PHARMACEUTICALS: MAJOR
   500,000  Novartis AG (Registered Shares).........      19,529,804
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            PROPERTY - CASUALTY INSURERS
   200,000  Swiss Re (Registered Shares)............  $   19,622,362
                                                      --------------
            Total Switzerland.......................     114,128,533
                                                      --------------
            United Kingdom (11.1%)
            AEROSPACE & DEFENSE
 2,950,000  BAE Systems PLC.........................      14,382,132
                                                      --------------
            AIRLINES
 3,000,000  British Airways PLC.....................       7,953,660
                                                      --------------
            APPAREL/FOOTWEAR RETAIL
 1,150,000  Next PLC................................      15,159,823
                                                      --------------
            BEVERAGES: ALCOHOLIC
 1,375,000  Diageo PLC..............................      14,470,322
                                                      --------------
            CONSTRUCTION MATERIALS
 1,925,000  Hanson PLC..............................      13,489,094
                                                      --------------
            ELECTRIC UTILITIES
 1,350,000  PowerGen PLC............................      14,535,314
 1,600,000  United Utilities PLC....................      14,917,531
                                                      --------------
                                                          29,452,845
                                                      --------------
            ELECTRONIC COMPONENTS
 6,500,000  Cookson Group PLC.......................       4,694,049
                                                      --------------
            FINANCIAL CONGLOMERATES
 1,000,000  HSBC Holdings PLC.......................      10,481,038
                                                      --------------
            HOTELS/RESORTS/ CRUISELINES
 1,475,000  Six Continents PLC......................      13,469,671
                                                      --------------
            MAJOR BANKS
   625,000  Royal Bank of Scotland Group PLC........      13,790,026
                                                      --------------
            MOVIES/ENTERTAINMENT
 4,700,000  Rank Group PLC..........................      13,031,851
                                                      --------------
            STEEL
15,350,000  Corus Group PLC.........................       9,891,444
                                                      --------------
            TOBACCO
 1,600,000  British American Tobacco PLC............      14,163,407
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            WATER UTILITIES
 1,338,000  Severn Trent PLC........................  $   14,396,257
                                                      --------------
            Total United Kingdom....................     188,825,619
                                                      --------------
            United States (33.6%)
            ALUMINUM
   500,000  Alcoa, Inc..............................      15,505,000
                                                      --------------
            AUTO PARTS: O.E.M.
    68,739  Visteon Corp............................         876,422
                                                      --------------
            CHEMICALS: MAJOR DIVERSIFIED
   560,000  Dow Chemical Co. (The)..................      18,345,600
                                                      --------------
            COMPUTER PROCESSING HARDWARE
 1,625,000  Compaq Computer Corp....................      13,503,750
   800,000  Hewlett-Packard Co......................      12,880,000
   190,000  International Business Machines Corp....      17,537,000
                                                      --------------
                                                          43,920,750
                                                      --------------
            DEPARTMENT STORES
   450,000  Sears, Roebuck & Co.....................      15,588,000
                                                      --------------
            DISCOUNT STORES
   540,000  Target Corp.............................      17,145,000
                                                      --------------
            ELECTRIC UTILITIES
   330,000  FPL Group, Inc..........................      17,671,500
   550,000  GPU, Inc................................      22,198,000
                                                      --------------
                                                          39,869,500
                                                      --------------
            ENGINEERING & CONSTRUCTION
   480,000  Fluor Corp..............................      18,480,000
                                                      --------------
            FINANCIAL CONGLOMERATES
   410,708  Citigroup, Inc..........................      16,633,674
                                                      --------------
            FOOD RETAIL
   570,000  Albertson's, Inc........................      18,171,600
                                                      --------------
            INDUSTRIAL CONGLOMERATES
   550,000  Honeywell International, Inc............      14,520,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

   180,000  Minnesota Mining & Manufacturing Co.....  $   17,712,000
                                                      --------------
                                                          32,232,000
                                                      --------------
            INFORMATION TECHNOLOGY SERVICES
   325,000  Electronic Data Systems Corp............      18,713,500
                                                      --------------
            INTEGRATED OIL
   220,000  Chevron Corp............................      18,645,000
                                                      --------------
            MAJOR BANKS
   340,000  Bank of America Corp....................      19,856,000
   760,000  KeyCorp.................................      18,346,400
                                                      --------------
                                                          38,202,400
                                                      --------------
            MAJOR TELECOMMUNICATIONS
   385,000  SBC Communications, Inc.................      18,141,200
   830,000  Sprint Corp. (FON Group)................      19,928,300
   340,000  Verizon Communications Inc..............      18,397,400
                                                      --------------
                                                          56,466,900
                                                      --------------
            MEDICAL SPECIALTIES
    32,500  Zimmer Holdings, Inc.*..................         901,875
                                                      --------------
            MOTOR VEHICLES
   850,000  Ford Motor Co...........................      14,747,500
                                                      --------------
            OIL REFINING/MARKETING
   465,000  Ashland, Inc............................      17,925,750
   620,000  USX-Marathon Group......................      16,585,000
                                                      --------------
                                                          34,510,750
                                                      --------------
            OTHER METALS/MINERALS
   515,000  Phelps Dodge Corp.......................      14,162,500
                                                      --------------
            PACKAGED SOFTWARE
   590,000  Computer Associates International,
             Inc....................................      15,186,600
                                                      --------------
            PHARMACEUTICALS: MAJOR
   325,000  Bristol-Myers Squibb Co.................      18,057,000
                                                      --------------
            PULP & PAPER
   520,000  International Paper Co..................      18,096,000
                                                      --------------
            RECREATIONAL PRODUCTS
   455,000  Eastman Kodak Co........................      14,801,150
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            SAVINGS BANKS
   490,000  Washington Mutual, Inc..................  $   18,855,200
                                                      --------------
            SEMICONDUCTORS
   700,000  Intel Corp..............................      14,273,000
                                                      --------------
            TOBACCO
   395,000  Philip Morris Companies, Inc............      19,074,550
                                                      --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
   475,000  Deere & Co..............................      17,864,750
                                                      --------------
            Total United States.....................     569,326,221
                                                      --------------
            Total Common Stocks and Warrants
             (COST $1,754,809,444)..................   1,621,596,708
                                                      --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------

            Short Term Investment (a) (3.9%)
            U.S. Government Agency
$   67,000  Federal National Mortgage Assoc. 3.15%
             due 10/01/01 (COST $67,000,000)........      67,000,000
                                                      --------------

  Total Investments
   (COST $1,821,809,444) (B)..............    99.6%  1,688,596,708
  Other Assets in Excess of Liabilities...     0.4       6,167,579
                                            ------  --------------
  Net Assets..............................   100.0% $1,694,764,287
                                            ======  ==============

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $175,578,616 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $308,791,352, RESULTING IN NET UNREALIZED DEPRECIATION OF $133,212,736.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT
SEPTEMBER 30, 2001:
                                                         UNREALIZED
      CONTRACTS          IN EXCHANGE      DELIVERY      APPRECIATION
     TO DELIVER              FOR            DATE       (DEPRECIATION)
----------------------------------------------------------------------
    CHF  5,232,115      $   3,240,301     10/01/01        $ 11,797
    CHF  1,904,982      $   1,179,775     10/01/01           4,295
   $     1,151,457      EUR 1,250,496     10/01/01         (13,255)
    GBP  1,192,798      $   1,757,110     10/01/01             239
    GBP  1,184,027      $   1,744,190     10/01/01             237
    GBP    710,556      $   1,046,663     10/02/01              85
    GBP    706,893      $   1,044,435     10/03/01           3,252
   JPY 165,782,551      $   1,377,504     10/03/01          (9,682)
                                                          --------
      Net unrealized depreciation..................       $ (3,033)
                                                          ========

CURRENCY ABBREVIATIONS:

GBP  British Pound.
EUR  Euro.
JPY  Japanese Yen.
CHF  Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
SUMMARY OF INVESTMENTS / / SEPTEMBER 30, 2001 (UNAUDITED)

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Aerospace & Defense.....................  $   14,382,132       0.8%
Airlines................................      14,744,831       0.9
Aluminum................................      25,269,620       1.5
Apparel/Footwear........................      12,344,742       0.7
Apparel/Footwear Retail.................      15,159,823       0.9
Auto Parts: O.E.M.......................         876,422       0.1
Automotive Aftermarket..................      11,198,873       0.7
Beverages: Alcoholic....................      25,891,960       1.5
Chemicals: Agricultural.................         806,615       0.0
Chemicals: Major Diversified............      42,306,615       2.5
Chemicals: Specialty....................      13,455,032       0.8
Computer Processing Hardware............      43,920,750       2.6
Construction Materials..................      28,551,312       1.7
Containers/Packaging....................      30,520,851       1.8
Department Stores.......................      27,195,397       1.6
Discount Stores.........................      17,145,000       1.0
Electric Utilities......................      96,790,904       5.6
Electrical Products.....................       8,826,876       0.5
Electronic Components...................      13,061,550       0.8
Electronic Equipment/ Instruments.......      35,614,462       2.1
Electronics/Appliances..................      26,467,859       1.6
Engineering & Construction..............      28,239,865       1.7
Finance/Rental/Leasing..................      12,311,940       0.7
Financial Conglomerates.................      88,538,507       5.2
Financial Publishing/ Services..........      13,624,875       0.8
Food Retail.............................      18,171,600       1.1
Food: Major Diversified.................      34,183,126       2.0
Hotels/Resorts/Cruiselines..............      13,469,671       0.8
Industrial Conglomerates................      68,906,689       4.1
Industrial Machinery....................      11,473,576       0.7
Information Technology Services.........      29,101,158       1.7
Integrated Oil..........................      18,645,000       1.1
Major Banks.............................     176,255,774      10.3
Major Telecommunications................      86,632,712       5.1
Medical Specialties.....................         901,875       0.1
Miscellaneous Manufacturing.............      11,136,024       0.7

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Motor Vehicles..........................  $   44,988,513       2.7%
Movies/Entertainment....................      13,031,851       0.8
Multi-Line Insurance....................      12,132,511       0.7
Oil & Gas Pipelines.....................      12,670,912       0.7
Oil & Gas Production....................      12,815,616       0.8
Oil Refining/Marketing..................      62,221,789       3.7
Other Consumer Specialties..............      16,002,407       0.9
Other Metals/Minerals...................      14,162,500       0.8
Packaged Software.......................      15,186,600       0.9
Pharmaceuticals: Major..................      48,631,905       2.9
Pharmaceuticals: Other..................       8,829,805       0.5
Property - Casualty Insurers............      19,622,362       1.2
Pulp & Paper............................      18,096,000       1.1
Real Estate Development.................      19,262,673       1.1
Recreational Products...................      24,822,906       1.5
Regional Banks..........................      10,466,695       0.6
Savings Banks...........................      18,855,200       1.1
Semiconductors..........................      14,273,000       0.8
Steel...................................       9,891,444       0.6
Telecommunication Equipment.............       9,802,854       0.6
Tobacco.................................      45,658,038       2.7
Trucks/Construction/Farm Machinery......      17,864,750       1.1
U.S. Government Agency..................      67,000,000       3.9
Water Utilities.........................      14,396,257       0.8
Wireless Communications.................      21,786,102       1.3
                                          --------------   -------
                                          $1,688,596,708      99.6%
                                          ==============   =======

                                                          PERCENT OF
TYPE OF INVESTMENT                            VALUE       NET ASSETS

--------------------------------------------------------------------

Common Stocks...........................  $1,621,520,297      95.7%
Short-Term Investment...................      67,000,000       3.9
Warrants................................          76,411       0.0
                                          --------------   -------
                                          $1,688,596,708      99.6%
                                          ==============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SEPTEMBER 30, 2001 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $1,821,809,444)..................................  $1,688,596,708
Cash..............................................        696,348
Receivable for:
  Shares of beneficial interest sold..............     16,444,979
  Investments sold................................     13,223,495
  Dividends.......................................      5,032,038
  Foreign withholding taxes reclaimed.............      3,533,457
Prepaid expenses and other assets.................         61,890
                                                    -------------
    Total Assets..................................  1,727,588,915
                                                    -------------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contracts...............................          3,033
Payable for:
  Shares of beneficial interest repurchased.......     26,125,384
  Investments purchased...........................      3,801,856
  Distribution fee................................      1,403,738
  Investment management fee.......................      1,074,791
Accrued expenses and other payables...............        415,826
                                                    -------------
    Total Liabilities.............................     32,824,628
                                                    -------------
    Net Assets....................................  $1,694,764,287
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,911,063,855
Net unrealized depreciation.......................   (133,177,723)
Accumulated undistributed net investment income...      4,326,567
Accumulated net realized loss.....................    (87,448,412)
                                                    -------------
    Net Assets....................................  $1,694,764,287
                                                    =============
Class A Shares:
Net Assets........................................    $21,821,309
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      2,183,007
    Net Asset Value Per Share.....................  $       10.00
                                                    =============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset
     value).......................................  $       10.55
                                                    =============
Class B Shares:
Net Assets........................................  $1,613,719,823
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................    161,673,779
    Net Asset Value Per Share.....................  $        9.98
                                                    =============
Class C Shares:
Net Assets........................................    $11,467,802
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................      1,154,301
    Net Asset Value Per Share.....................  $        9.93
                                                    =============
Class D Shares:
Net Assets........................................    $47,755,353
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................      4,772,056
    Net Asset Value Per Share.....................  $       10.01
                                                    =============

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

Net Investment Income:
Income
Dividends (net of $3,181,736 foreign withholding
 tax).............................................  $ 30,974,212
Interest..........................................       984,350
                                                    ------------
    Total Income..................................    31,958,562
                                                    ------------
Expenses
Distribution fee (Class A shares).................        44,718
Distribution fee (Class B shares).................     9,664,908
Distribution fee (Class C shares).................        71,996
Investment management fee.........................     7,399,675
Transfer agent fees and expenses..................     1,479,972
Custodian fees....................................       256,501
Shareholder reports and notices...................       115,790
Registration fees.................................        41,477
Professional fees.................................        31,687
Trustees' fees and expenses.......................        10,705
Other.............................................        18,684
                                                    ------------
    Total Expenses................................    19,136,113
                                                    ------------
    Net Investment Income.........................    12,822,449
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................   (21,121,382)
  Foreign exchange transactions...................       150,160
                                                    ------------
      Net Loss....................................   (20,971,222)
                                                    ------------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................  (170,722,745)
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............       426,413
                                                    ------------
    Net Depreciation..............................  (170,296,332)
                                                    ------------
    Net Loss......................................  (191,267,554)
                                                    ------------
Net Decrease......................................  $(178,445,105)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX       FOR THE YEAR
                                             MONTHS ENDED          ENDED
                                          SEPTEMBER 30, 2001  MARCH 31, 2001
                                          ------------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $   12,822,449    $   20,597,252
Net realized loss.......................       (20,971,222)      (15,686,489)
Net change in unrealized
 appreciation/depreciation..............      (170,296,332)     (128,064,879)
                                            --------------    --------------
    Net Decrease........................      (178,445,105)     (123,154,116)
                                            --------------    --------------

Dividends and Distributions to
 Shareholders From:
Net investment income
  Class A shares........................          (422,316)         (636,785)
  Class B shares........................       (12,763,551)      (19,846,487)
  Class C shares........................          (113,064)         (133,108)
  Class D shares........................          (362,898)       (1,428,440)
Net realized gain
  Class A shares........................         --               (2,078,262)
  Class B shares........................         --             (136,009,940)
  Class C shares........................         --                 (862,075)
  Class D shares........................         --               (3,860,315)
                                            --------------    --------------
    Total Dividends and Distributions...       (13,661,829)     (164,855,412)
                                            --------------    --------------

Net decrease from transactions in shares
 of beneficial interest.................      (169,767,533)     (668,214,117)
                                            --------------    --------------

    Net Decrease........................      (361,874,467)     (956,223,645)
Net Assets:
Beginning of period.....................     2,056,638,754     3,012,862,399
                                            --------------    --------------
End of Period (Including accumulated
 undistributed net investment income of
 $4,326,567 and $5,165,947,
 respectively)..........................    $1,694,764,287    $2,056,638,754
                                            ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Global Dividend Growth Securities (the "Fund"), formerly Morgan Stanley Dean Witter Global Dividend Growth Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding
$1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding
$4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $32,696,000 at September 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended
September 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of approximately $350, $635,700 and $1,700, respectively and received approximately $12,500 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2001 aggregated $59,693,106 and $261,652,931, respectively.

For the six months ended September 30, 2001, the Fund incurred brokerage commissions of $59,320 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 2001, included in the Fund's receivable for investments sold were unsettled trades with Morgan Stanley & Co., Inc., for $4,420,076.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $1,480,000.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,246. At September 30, 2001, the Fund had an accrued pension liability of $68,260 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                   ENDED
                                    SEPTEMBER 30, 2001            MARCH 31, 2001
                                --------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    4,649,088  $  51,811,837    4,740,121  $  55,851,527
Reinvestment of dividends and
 distributions................       24,878        280,875      219,156      2,540,173
Redeemed......................   (5,761,463)   (63,330,214)  (5,293,560)   (62,628,826)
                                -----------  -------------  -----------  -------------
Net decrease -- Class A.......   (1,087,497)   (11,237,502)    (334,283)    (4,237,126)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    4,556,934     50,650,458    7,766,188     91,834,888
Reinvestment of dividends and
 distributions................    1,017,700     11,510,186   12,413,872    144,189,755
Redeemed......................  (21,460,753)  (240,421,408) (73,145,156)  (858,866,035)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (15,886,119)  (178,260,764) (52,965,096)  (622,841,392)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      372,718      4,260,730      703,813      8,287,906
Reinvestment of dividends and
 distributions................        9,495        106,919       82,500        954,075
Redeemed......................     (558,331)    (6,315,514)    (857,723)   (10,038,348)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......     (178,118)    (1,947,865)     (71,410)      (796,367)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    2,750,621     30,669,072    3,359,217     40,209,529
Reinvestment of dividends and
 distributions................       29,115        329,290      445,023      5,163,624
Redeemed......................     (857,333)    (9,319,764)  (7,138,916)   (85,712,385)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................    1,922,403     21,678,598   (3,334,676)   (40,339,232)
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (15,227,331) $(169,767,533) (56,705,465) $(668,214,117)
                                ===========  =============  ===========  =============

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

6. Federal Income Tax Status
At March 31, 2001, the Fund had a net capital loss carryover of approximately $33,425,000 which will be available through March 31, 2009 to offset future capital gains to the extent provided by regulations.

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $24,000 during fiscal 2001.

As of March 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 2001, there were outstanding forward contracts.

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                      FOR THE PERIOD
                              FOR THE SIX                   FOR THE YEAR ENDED MARCH 31               JULY 28, 1997*
                              MONTHS ENDED         ---------------------------------------------         THROUGH
                           SEPTEMBER 30, 2001         2001             2000             1999          MARCH 31, 1998
                           ------------------      -----------      -----------      -----------      --------------
                              (UNAUDITED)
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....        $ 11.10             $ 12.46          $ 13.20          $ 14.43           $ 14.91
                                 -------             -------          -------          -------           -------
Income (loss) from
 investment operations:
  Net investment
   income................           0.12                0.18             0.22             0.17              0.09
  Net realized and
   unrealized gain
   (loss)................          (1.12)              (0.71)            0.86            (0.04)             0.62
                                 -------             -------          -------          -------           -------
Total income (loss) from
 investment operations...          (1.00)              (0.53)            1.08             0.13              0.71
                                 -------             -------          -------          -------           -------
Less dividends and
 distributions from:
  Net investment
   income................          (0.10)              (0.20)           (0.29)           (0.14)            (0.16)
  Net realized gain......              -               (0.63)           (1.53)           (1.22)            (1.03)
                                 -------             -------          -------          -------           -------
Total dividends and
 distributions...........          (0.10)              (0.83)           (1.82)           (1.36)            (1.19)
                                 -------             -------          -------          -------           -------

Net asset value, end of
 period..................        $ 10.00             $ 11.10          $ 12.46          $ 13.20           $ 14.43
                                 =======             =======          =======          =======           =======
Total Return+............          (9.19)%(1)          (4.52)%           8.00%            1.10%             5.77%(1)
Ratios to Average Net
 Assets:
Expenses.................           1.17%(2)(3)         1.15%(3)         1.13%(3)         1.12%(3)          1.17%(2)
Net investment income....           1.99%(2)(3)         1.52%(3)         1.61%(3)         1.39%(3)          1.02%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....        $21,821             $36,311          $44,929          $35,673           $13,027
Portfolio turnover
 rate....................              3%(1)              33%              41%              47%               51%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                  FOR THE SIX                      FOR THE YEAR ENDED MARCH 31
                                  MONTHS ENDED         ----------------------------------------------------
                              SEPTEMBER 30, 2001++              2001++              2000++        1999++
                           --------------------------  ------------------------  ------------  ------------
                                  (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....           $ 11.12                    $ 12.46             $ 13.19       $ 14.44
                                    -------                    -------             -------       -------
Income (loss) from
 investment operations:
  Net investment
   income................              0.07                       0.09                0.13          0.10
  Net realized and
   unrealized gain
   (loss)................             (1.14)                     (0.70)               0.86         (0.06)
                                    -------                    -------             -------       -------
Total income (loss) from
 investment operations...             (1.07)                     (0.61)               0.99          0.04
                                    -------                    -------             -------       -------
Less dividends and
 distributions from:
  Net investment
   income................             (0.07)                     (0.10)              (0.19)        (0.07)
  Net realized gain......                 -                      (0.63)              (1.53)        (1.22)
                                    -------                    -------             -------       -------
Total dividends and
 distributions...........             (0.07)                     (0.73)              (1.72)        (1.29)
                                    -------                    -------             -------       -------

Net asset value, end of
 period..................           $  9.98                    $ 11.12             $ 12.46       $ 13.19
                                    =======                    =======             =======       =======
Total Return+............             (9.66)%(1)                 (5.18)%              7.30%         0.42%
Ratios to Average Net
 Assets:
Expenses.................              1.92%(2)(3)                1.90%(3)            1.79%(3)      1.78%(3)
Net investment income....              1.24%(2)(3)                0.77%(3)            0.95%(3)      0.74%(3)
Supplemental Data:
Net assets, end of
 period, in millions.....            $1,614                     $1,974              $2,873        $3,343
Portfolio turnover
 rate....................                 3%(1)                     33%                 41%           47%

                            FOR THE YEAR ENDED MARCH 31
                           ------------------------------
                                1998*++          1997
                           -----------------  -----------

Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 13.30         $ 12.86
                                -------         -------
Income (loss) from
 investment operations:
  Net investment
   income................          0.11            0.12
  Net realized and
   unrealized gain
   (loss)................          2.79            1.44
                                -------         -------
Total income (loss) from
 investment operations...          2.90            1.56
                                -------         -------
Less dividends and
 distributions from:
  Net investment
   income................         (0.12)          (0.13)
  Net realized gain......         (1.64)          (0.99)
                                -------         -------
Total dividends and
 distributions...........         (1.76)          (1.12)
                                -------         -------
Net asset value, end of
 period..................       $ 14.44         $ 13.30
                                =======         =======
Total Return+............         23.41%          12.58%
Ratios to Average Net
 Assets:
Expenses.................          1.71%           1.75%
Net investment income....          0.80%           0.93%
Supplemental Data:
Net assets, end of
 period, in millions.....        $3,812          $3,038
Portfolio turnover
 rate....................            51%             40%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                           FOR THE PERIOD
                              FOR THE SIX             FOR THE YEAR ENDED MARCH 31          JULY 28, 1997*
                              MONTHS ENDED     ------------------------------------------     THROUGH
                           SEPTEMBER 30, 2001        2001           2000         1999      MARCH 31, 1998
                           ------------------  ----------------  -----------  -----------  --------------
                              (UNAUDITED)
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 11.08            $ 12.42         $ 13.17      $ 14.42       $ 14.91
                                -------            -------         -------      -------       -------
Income (loss) from
 investment operations:
  Net investment
   income................          0.07               0.10            0.11         0.08          0.02
  Net realized and
   unrealized gain
   (loss)................         (1.13)             (0.71)           0.87        (0.05)         0.62
                                -------            -------         -------      -------       -------
Total income (loss) from
 investment operations...         (1.06)             (0.61)           0.98         0.03          0.64
                                -------            -------         -------      -------       -------
Less dividends and
 distributions from:
  Net investment
   income................         (0.09)             (0.10)          (0.20)       (0.06)        (0.10)
  Net realized gain......             -              (0.63)          (1.53)       (1.22)        (1.03)
                                -------            -------         -------      -------       -------
Total dividends and
 distributions...........         (0.09)             (0.73)          (1.73)       (1.28)        (1.13)
                                -------            -------         -------      -------       -------

Net asset value, end of
 period..................       $  9.93            $ 11.08         $ 12.42      $ 13.17       $ 14.42
                                =======            =======         =======      =======       =======
Total Return+............         (9.61)%(1)         (5.15)%          7.22%        0.37%         5.26%(1)
Ratios to Average Net
 Assets:
Expenses.................          1.92%(2)(3)        1.83%(3)        1.90%(3)      1.85%(3)       1.92%(2)
Net investment income....          1.24%(2)(3)        0.84%(3)        0.84%(3)      0.66%(3)       0.24%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $11,468            $14,735         $17,406      $13,664        $9,711
Portfolio turnover
 rate....................             3%(1)             33%             41%          47%           51%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                           FOR THE PERIOD
                              FOR THE SIX             FOR THE YEAR ENDED MARCH 31          JULY 28, 1997*
                              MONTHS ENDED     ------------------------------------------     THROUGH
                           SEPTEMBER 30, 2001        2001           2000         1999      MARCH 31, 1998
                           ------------------  ----------------  -----------  -----------  --------------
                              (UNAUDITED)
Class D Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 11.12            $ 12.48         $ 13.21      $ 14.44       $ 14.91
                                -------            -------         -------      -------       -------
Income (loss) from
 investment operations:
  Net investment
   income................          0.12               0.20            0.25         0.20          0.11
  Net realized and
   unrealized gain
   (loss)................         (1.12)             (0.70)           0.86        (0.05)         0.62
                                -------            -------         -------      -------       -------
Total income (loss) from
 investment operations...         (1.00)             (0.50)           1.11         0.15          0.73
                                -------            -------         -------      -------       -------
Less dividends and
 distributions from:
  Net investment
   income................         (0.11)             (0.23)          (0.31)       (0.16)        (0.17)
  Net realized gain......             -              (0.63)          (1.53)       (1.22)        (1.03)
                                -------            -------         -------      -------       -------
Total dividends and
 distributions...........         (0.11)             (0.86)          (1.84)       (1.38)        (1.20)
                                -------            -------         -------      -------       -------

Net asset value, end of
 period..................       $ 10.01            $ 11.12         $ 12.48      $ 13.21       $ 14.44
                                =======            =======         =======      =======       =======
Total Return+............         (9.13)%(1)         (4.26)%          8.28%        1.27%         5.97%(1)
Ratios to Average Net
 Assets:
Expenses.................          0.92%(2)(3)        0.90%(3)        0.90%(3)      0.90%(3)       0.92%(2)
Net investment income....          2.24%(2)(3)        1.77%(3)        1.84%(3)      1.61%(3)       1.21%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $47,755            $31,690         $77,195      $63,013       $20,032
Portfolio turnover
 rate....................             3%(1)             33%             41%          47%           51%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Paul D. Vance
Vice President
Thomas F. Caloia
Treasurer


TRANSFER AGENT                                              [LOGO]MORGAN STANLEY

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two                          [GRAPHIC]
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS                                          MORGAN STANLEY
                                                              GLOBAL DIVIDEND
Deloitte & Touche LLP                                         GROWTH SECURITIES
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020







The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                Semiannual Report
                                                              September 30, 2001